MTL-Q1

Quarterly Report
July 31, 2025
MFS®  Municipal Limited
Maturity Fund

Portfolio of Investments
7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.1%
Alabama – 4.6%
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	$1,245,000	$1,255,615
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2025	1,000,000	1,002,710
Auburn University, General Fee Rev., “A”, 4%, 6/01/2035	435,000	433,516
Baldwin County, AL, Industrial Development Authority, County Solid Waste Disposal Rev. (Novelis Corp. Project), “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	4,890,000	4,880,176
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	10,000,000	10,018,653
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	6,130,000	6,199,523
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 5.25%, 5/01/2056 (Put Date 5/01/2032)	6,855,000	6,977,769
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5%, 5/01/2055 (Put Date 7/01/2031)	5,665,000	5,971,827
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	7,000,000	7,343,370
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	3,795,000	3,983,872
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	4,270,000	4,314,358
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2025	850,000	850,000
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2028	610,000	645,090
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,168,064
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2025	1,500,000	1,505,206
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2026	1,500,000	1,537,907
Jefferson County, AL, Sewer Rev. Warrants, 5%, 10/01/2027	1,250,000	1,307,477
Mobile, AL, Industrial Development Board Pollution Control Rev. (Alabama Power Co. Barry Plant Project), “C”, 3.78%, 6/01/2034 (Put Date 6/16/2026)	11,000,000	11,036,117
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2025	785,000	790,175
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	1,140,000	1,140,845
Selma, AL, Industrial Development Board, Gulf Opportunity Zone Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	3,500,000	3,489,446
Southeast Alabama Energy Authority, Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	3,380,000	3,493,940
Southeast Alabama Energy Authority, Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	7,130,000	7,087,864
Southeast Alabama Energy Authority, Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	3,865,000	4,111,495
Southeast Alabama Energy Authority, Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	12,000,000	12,612,028
Southeast Alabama Energy Authority, Commodity Supply Rev. (Project No. 6), 5%, 1/01/2054 (Put Date 6/01/2030)	6,875,000	7,256,039
Southeast Alabama Energy Authority, Cooperative District Energy Supply Rev., “C”, 5%, 10/01/2055 (Put Date 11/01/2032)	5,465,000	5,800,928
Southeast Alabama Energy, Cooperative District Energy Supply Rev., “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	10,000,000	10,760,317
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2027	100,000	102,511
		$127,076,838
Arizona – 2.7%
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2027	$160,000	$165,256
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2028	125,000	130,998
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2029	125,000	132,567
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2030	135,000	144,170
Arizona Industrial Development Authority, Education Rev. (Great Hearts Arizona Projects), “A”, 5%, 7/01/2031	125,000	133,776
Arizona Industrial Development Authority, Multi-Family Housing (Ironwood Ranch Apartments Project), 5%, 2/01/2058 (Put Date 9/01/2026)	5,250,000	5,357,882
Arizona Industrial Development Authority, Multi-Family Housing Rev. (Unity at West Glendale Project), 5%, 3/01/2045 (Put Date 9/01/2026)	1,033,000	1,048,884
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 4.1%, 12/01/2037 (Put Date 6/15/2028)	1,000,000	1,004,672
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	18,845,000	19,168,718
Coconino County, AZ, Pollution Control Refunding Rev. (Nevada Power Co. Projects), “A”, 4.125%, 9/01/2032 (Put Date 3/31/2026)	2,085,000	2,088,882
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,215,658
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	540,000	547,046
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,150,013

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Arizona – continued
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	$720,000	$739,294
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	355,000	326,112
La Paz County, AZ, Industrial Development Authority Education Facility, Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2028	565,000	575,039
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2026	200,000	201,240
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	202,324
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	330,174
Maricopa County, AZ, Industrial Development Authority, Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	250,000	254,737
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Co. of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	455,000	440,584
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	435,000	432,329
Phoenix, AZ, Industrial Development Authority, Single Family Mortgage Rev., “A”, GNMA, 6.5%, 3/01/2055	5,110,000	5,707,946
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), VRDN, 4.1%, 12/01/2035 (Put Date 8/01/2025)	25,000,000	25,000,000
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	1,115,000	1,128,562
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2027	600,000	615,437
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2028	150,000	155,515
Pima County, AZ, Industrial Development Authority, Single Family Mortgage Rev., “B”, GNMA, 6.5%, 1/01/2055	6,135,000	6,833,180
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2025	275,000	274,910
		$75,505,905
Arkansas – 0.3%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$6,545,000	$6,550,696
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2026	185,000	184,871
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	95,000	95,106
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2028	230,000	230,291
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	665,000	676,576
		$7,737,540
California – 7.1%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2056 (Put Date 11/01/2035)	$3,130,000	$3,321,407
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	17,250,000	17,999,162
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	1,875,000	1,983,136
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	7,440,000	7,940,699
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	20,560,000	22,287,519
California Housing Finance Agency, Multi-Family Housing (All Hallows Apartments), “U”, FNMA, 3.65%, 9/01/2034	2,305,000	2,233,323
California Housing Finance Agency, Multi-Family Housing (La Salle Apartments), “V”, FNMA, 3.65%, 9/01/2034	1,610,000	1,566,613
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	4,560,000	4,197,597
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	11,170,518
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,131,562
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,010,840
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2027	200,000	207,688
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2028	125,000	131,584

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
California – continued
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2029	$125,000	$133,130
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2030	400,000	428,031
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2031	200,000	214,315
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2032	225,000	241,210
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2033	1,150,000	1,221,405
California Municipal Finance Authority, Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	250,000	257,666
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “A”, 4.375%, 9/01/2053 (Put Date 9/01/2033)	10,000,000	9,933,275
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	450,000	450,018
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.1%, 12/01/2044 (Put Date 12/01/2025)	530,000	530,106
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2025	400,000	400,208
California Public Finance Authority, Charter School Refunding Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2035	1,000,000	991,434
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	580,000	556,155
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2025 (n)	335,000	335,000
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2025 (n)	30,000	30,000
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	2,450,000	2,422,003
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	10,115,000	10,120,026
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2026	1,300,000	1,316,816
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	2,435,000	2,599,743
Los Angeles County, CA, Development Authority, Multi-Family Housing Mortgage Rev. (2111 Firestone), “E”, 5%, 7/01/2043 (Put Date 7/01/2026)	2,209,000	2,239,053
Los Angeles County, CA, El Rancho Unified School District, General Obligation Anticipation Notes, Capital Appreciation, 0%, 8/01/2028	2,500,000	2,295,172
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), (Green Bonds), “A”, 5%, 5/15/2032	4,000,000	4,356,222
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), (Green Bonds), “A”, 5%, 5/15/2033	3,000,000	3,260,234
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), (Green Bonds), “A”, 5%, 5/15/2034	3,000,000	3,249,854
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,374,119
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS) + (Homekey Portfolio), “B”, 3.75%, 4/01/2034	857,706	850,536
Los Angeles, CA, Housing Authority, Multi-Family Housing Rev. (M-TEBS) + (Homekey Portfolio), “C”, 3.75%, 4/01/2034	2,144,266	2,153,394
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2027	2,905,000	3,007,419
San Diego County, CA, Regional Senior Airport Authority Rev., “B”, 5%, 7/01/2032	2,670,000	2,908,961
San Diego County, CA, Regional Senior Airport Authority Rev., “B”, 5%, 7/01/2033	4,000,000	4,346,684
San Diego County, CA, Regional Senior Airport Authority Rev., “B”, 5%, 7/01/2034	2,500,000	2,713,420
San Diego County, CA, Regional Senior Airport Authority Rev., “B”, 5%, 7/01/2035	1,500,000	1,619,539
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,264,380
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2029	910,000	974,152
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	2,370,000	2,562,848
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, AGM, 5%, 5/01/2033	16,500,000	17,989,978
San Francisco, CA, City & County Airports Commission, Second Series Rev., “C”, 5.25%, 5/01/2035	7,500,000	8,158,489
San Francisco, CA, City & County Airports Commission, Second Series Rev., “C”, 5.25%, 5/01/2036	4,500,000	4,836,052
San Ramon, CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,662,844
Southern California Public Power Authority, Clean Energy Project Rev., “A”, 5%, 4/01/2055 (Put Date 9/01/2030)	2,740,000	2,866,746
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2026	1,150,000	1,172,145
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2028	1,000,000	1,049,643
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2029	1,100,000	1,164,485
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2026	1,000,000	1,013,514
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2027	3,380,000	3,490,003
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2027	4,500,000	4,689,196
		$195,631,271

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Colorado – 2.4%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2025	$175,000	$176,208
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2025	125,000	126,037
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	135,000	138,922
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,041,155
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	715,000	716,639
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	630,000	630,813
Colorado Health Facilities Authority Rev. (AdventHealth), “B”, 5%, 11/15/2049 (Put Date 11/19/2026)	17,720,000	18,157,898
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	320,000	319,681
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2027	495,000	494,346
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2028	460,000	459,615
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2029	430,000	429,854
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2030	500,000	497,955
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2031	960,000	947,350
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2034	1,000,000	1,097,500
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2035	1,200,000	1,303,198
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,530,240
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,203,545
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 5%, 11/15/2060 (Put Date 11/15/2030)	5,000,000	5,450,906
Colorado Middle-Income Housing Authority, NHP Foundation (602 Galena Street-Frisco, CO), “A”, 4.5%, 7/01/2035	2,180,000	2,143,022
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 3%, 1/15/2026	1,500,000	1,497,821
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2026	300,000	304,864
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2027	500,000	512,424
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2027	600,000	618,971
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2027	5,000,000	5,234,220
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2028	14,000,000	14,908,757
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,008,112
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2025	500,000	503,284
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2027	1,270,000	1,304,238
		$64,757,575
Connecticut – 1.0%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 4%, 7/01/2030	$3,000,000	$2,944,425
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2026	1,000,000	1,018,980
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2027	1,440,000	1,485,067
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2028	890,000	928,621
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2029	2,000,000	2,104,020
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2030	2,030,000	2,145,661
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2045 (Put Date 5/14/2026)	5,000,000	5,044,286
Connecticut Housing Finance Authority (Housing Mortgage Finance Program), “C-2”, 4.4%, 5/15/2066 (Put Date 11/15/2026)	5,500,000	5,506,148
Connecticut Housing Finance Authority (Housing Mortgage Finance Program), “E-3”, 3.35%, 11/15/2066 (Put Date 5/15/2027)	1,300,000	1,300,902
Stamford, CT, Housing Authority Rev. (Mozaic Concierge Living Project), “D”, 4.25%, 10/01/2030	5,210,000	5,256,237
		$27,734,347
Delaware – 0.0%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	$110,000	$109,125
District of Columbia – 1.2%
District of Columbia, Housing Finance Agency (Belmont Crossing Phase II), 5%, 3/01/2029 (Put Date 2/01/2028)	$1,285,000	$1,343,189
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Housing Rev. (Cascade Park Apartments II Project), 3.55%, 8/01/2042 (Put Date 8/01/2025)	3,000,000	3,000,000
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 3%, 9/01/2028 (Put Date 9/01/2026)	5,350,000	5,355,319
District of Columbia, Housing Finance Agency, Multi-Family Housing Mortgage Rev. (Edmonson), 5%, 12/01/2028 (Put Date 12/01/2027)	4,673,000	4,896,911
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	9,540,000	10,377,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
District of Columbia – continued
Metropolitan Washington, D.C., Airport Authority System Rev., “A”, 5%, 10/01/2027	$7,000,000	$7,308,248
		$32,281,412
Florida – 3.7%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at the University of Florida, Inc. Project), “B-2”, 3.75%, 10/01/2030 (w)	$2,015,000	$2,016,108
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock at the University of Florida, Inc. Project), “B-3”, 3.625%, 10/01/2030 (w)	5,000,000	5,003,046
Broward County, FL, Multi-Family Housing Rev. (Pinnacle 441 Phase 2 LLC), 4.05%, 9/01/2056 (Put Date 3/01/2026)	3,000,000	3,018,482
Charlotte and Lee Counties, FL, Babcock Ranch Community Independent Special District, Special Assessment Rev., 4.3%, 5/01/2031	730,000	732,389
Escambia County, FL, Housing Finance Authority Multi-Family Housing Rev. (Hollowbrook Apartments), 3.8%, 6/01/2027 (Put Date 6/01/2026)	4,500,000	4,530,943
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2027	565,000	582,701
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2029	940,000	967,442
Florida Development Finance Corp., Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2031	1,040,000	1,063,780
Florida Development Finance Corp., Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2026	285,000	288,638
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2027 (n)	1,270,000	1,260,473
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	825,000	816,407
Florida Development Finance Corp., Solid Waste Disposal Rev. (GFL Solid Waste Southeast LLC Project), “A”, 4.375%, 10/01/2054 (Put Date 10/01/2031)	3,415,000	3,390,897
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	495,593
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,567,707
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,365,924
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,086,539
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2026	500,000	504,873
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2028	135,000	142,147
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Culmer Apartments), “C”, 5%, 12/01/2026 (Put Date 12/01/2025)	2,000,000	2,012,454
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Northside Transit Village III), “B”, GNMA, 5%, 2/01/2027 (Put Date 2/01/2026)	4,050,000	4,090,211
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5%, 10/01/2032	3,000,000	3,269,956
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5%, 10/01/2033	4,250,000	4,633,160
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., 5%, 10/01/2034	3,500,000	3,810,170
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2027	1,375,000	1,435,844
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2030	1,375,000	1,491,370
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2031	2,500,000	2,505,882
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 5.4%, 5/01/2028	500,000	510,834
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2026	1,660,000	1,695,368
Lee County, FL, Industrial Development Authority, Healthcare Facilities Rev. (Shell Point Obligated Group), “B-3”, 4.125%, 11/15/2029	5,000,000	5,033,730
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2034	19,000,000	20,470,608
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2038	1,145,000	1,141,359
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Cutler Vista Housing LP), 5%, 3/01/2027 (Put Date 9/01/2025)	3,000,000	3,004,143
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Emerald Dunes), “B”, 4.05%, 9/01/2026 (Put Date 9/01/2025)	1,750,000	1,751,276
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (St. Mary Towers Apartments), 3.4%, 4/01/2041 (Put Date 10/01/2026)	1,750,000	1,750,220
Miami-Dade County, FL, Housing Finance Authority, Multi-Family Rev. (Quail Roost Transit Village I), HUD Section 8, 5%, 9/01/2026 (Put Date 9/01/2025)	4,250,000	4,257,098
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2032	1,000,000	1,017,723
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2035	1,650,000	1,735,444
Orange County, FL, Health Facilities Authority Rev. (AdventHealth Obligated Group), “C”, ETM, 5%, 11/15/2052 (Prerefunded 11/15/2026)	1,140,000	1,173,683
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2028	150,000	158,518
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2029	200,000	214,072
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2030	200,000	215,806
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2031	200,000	215,704
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2032	250,000	269,323

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Florida – continued
Pasco County, FL, School Board Refunding Certificates of Participation, “A”, 5%, 8/01/2025	$100,000	$100,000
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2025	180,000	179,366
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2026	100,000	101,731
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2027	180,000	187,096
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2029	225,000	241,709
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2030	250,000	271,228
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2031	300,000	322,951
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B2”, 4.5%, 1/01/2030	670,000	671,699
Venice, FL, Retirement Community Improvement Rev. (Village on the Isle Project), “B-3”, 4.25%, 1/01/2030	900,000	902,289
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 3.7%, 5/01/2029	500,000	502,346
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4%, 5/01/2034	500,000	493,964
Wildwood, FL, Middleton Community Development District A, Special Assessment Rev., 4.2%, 5/01/2039	395,000	374,681
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 3.75%, 5/01/2029	750,000	752,036
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4%, 5/01/2034	130,000	127,217
		$102,926,358
Georgia – 3.8%
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2034	$645,000	$700,063
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2035	790,000	846,448
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-1”, 5%, 4/01/2034 (n)	1,815,000	1,806,088
Atlanta, GA, Development Authority Rev. (Westside Gulch Area Project), “A-2”, 5.5%, 4/01/2039 (n)	740,000	738,141
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 2.375%, 1/01/2031	1,000,000	931,741
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (North Block), HUD Section 8, 3.4%, 2/01/2029 (Put Date 2/01/2028)	2,213,000	2,238,779
Atlanta, GA, Urban Residential Finance Authority, Multi-Family Housing Rev. (Skyline Apartments), 3.75%, 9/01/2025	2,125,000	2,126,027
Bartow County, GA, Development Authority, Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	6,245,000	6,375,597
Bartow County, GA, Development Authority, Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 2.875%, 8/01/2043 (Put Date 8/19/2025)	2,000,000	1,999,437
Burke County, GA, Development Authority, Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 3.8%, 10/01/2032 (Put Date 5/21/2026)	750,000	753,583
Columbus, GA, Housing Authority, Multi-Family Housing Rev. (HACG RAD II Project), 3.3%, 11/01/2028 (Put Date 11/01/2027)	1,500,000	1,508,031
Decatur, GA, Housing Authority, Multi-Family Housing Rev. (Calvin Court Project), HUD Section 8, 3.6%, 8/01/2028 (Put Date 8/01/2027)	2,724,000	2,761,571
DeKalb County, GA, Development Authority Rev. (Globe Academy, Inc. Project), “A”, 4%, 6/01/2035	470,000	449,403
DeKalb County, GA, Housing Authority, Affordable Multi-Family Rev. (Park at 500 Project), 4%, 3/01/2034	12,880,000	12,653,268
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	9,500,000	9,990,673
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2055 (Put Date 6/01/2032)	4,295,000	4,569,063
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	8,845,000	9,227,841
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,765,000	1,768,969
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	15,095,000	15,179,345
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	8,325,000	8,798,803
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, 5%, 4/01/2054 (Put Date 4/01/2031)	8,635,000	9,157,200
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Scherer Project), “A”, 3.6%, 1/01/2039 (Put Date 2/01/2030)	9,000,000	9,110,661
		$103,690,732
Guam – 0.0%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$400,000	$414,518
Guam International Airport Authority Rev., Taxable, “A”, 2.499%, 10/01/2025	225,000	224,157
Guam International Airport Authority Rev., Taxable, “A”, 2.499%, 10/01/2025	315,000	313,790
		$952,465
Hawaii – 0.0%
Hawaii Harbor System Rev., “A”, 5%, 7/01/2027	$250,000	$259,619
Hawaii Harbor System Rev., “A”, 5%, 7/01/2029	500,000	535,198
		$794,817

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Idaho – 0.3%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$2,026,115
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “C”, 5%, 3/01/2060 (Put Date 3/01/2035)	5,450,000	5,850,864
		$7,876,979
Illinois – 7.9%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	$1,500,000	$1,527,558
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,131,970
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,070,755
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	4,435,000	3,917,612
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	1,925,000	1,835,520
Chicago, IL, Board of Education, Dedicated Capital Improvement, 6.1%, 4/01/2036	7,740,000	7,967,388
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2033	1,500,000	1,643,617
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2034	1,345,000	1,460,992
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2034	5,000,000	5,138,184
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	825,000	846,144
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5%, 12/01/2034	5,000,000	5,114,017
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.25%, 12/01/2035	7,145,000	7,377,307
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 7%, 12/01/2044	6,070,000	6,092,120
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,685,000	1,773,959
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	1,120,000	1,189,789
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	845,000	902,996
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	2,315,000	2,476,283
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2029	1,260,000	1,313,338
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,513,885
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	3,000,000	3,070,001
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	2,852,129
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,365,562
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	10,371,380
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	6,640,000	6,556,567
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	4,265,000	4,405,459
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	1,000,000	1,043,990
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	1,000,000	1,045,197
Chicago, IL, General Obligation, “A”, 5%, 1/01/2034	7,000,000	7,260,251
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	2,385,000	2,324,683
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), “B”, NPFG, 5.5%, 6/15/2029	2,305,000	2,432,825
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 12/15/2026	1,275,000	1,221,801
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	10,000,000	10,781,333
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2032	1,000,000	1,079,299
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2033	1,000,000	1,080,791
Chicago, IL, Multi-Family Housing Rev. (United Yards 1A Project), 3.5%, 8/01/2027 (Put Date 8/01/2026)	2,000,000	2,007,656
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2026	3,500,000	3,534,948
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	2,000,000	2,047,544
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2036	1,325,000	1,393,006
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	558,806
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2025	450,000	451,345
Illinois Finance Authority Refunding Rev. (Silver Cross Hospital & Medical Centers), “B-2”, 5%, 8/15/2044 (Put Date 8/15/2035)	4,375,000	4,636,834
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	1,550,000	1,576,431
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2026	485,000	487,051
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2028	530,000	542,012
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2030	590,000	607,653
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.5%, 5/15/2029	805,000	830,412
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2031	905,000	949,580
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2032	955,000	1,003,821
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2033	1,015,000	1,080,195
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2034	1,075,000	1,137,617

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	$750,000	$756,875
Illinois Finance Authority Rev. (UChicago Medicine), “A”, 5%, 8/15/2059 (Put Date 8/15/2032)	13,635,000	14,655,227
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027 (a)(d)	358,855	104,068
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	207,358
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	267,735
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	249,600
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,300,000	1,318,375
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	240,000	243,132
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,287,478
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	850,000	872,777
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2029	600,000	629,138
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	175,000	150,886
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2026	500,000	508,995
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2027	500,000	518,124
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2028	500,000	524,226
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2030	500,000	529,520
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2031	500,000	525,124
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2032	425,000	443,648
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2033	500,000	518,533
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	3,625,000	3,621,048
Illinois Finance Authority, Surface Freight Transfer Facilities Rev. (Centerpoint Joliet Terminal Railroad Project), 4.8%, 12/01/2043 (Put Date 7/02/2035)	6,270,000	6,263,164
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 3.875%, 5/01/2040 (Put Date 9/01/2028)	2,190,000	2,144,557
Illinois Housing Development Authority, Multi-Family Rev., “C-2”, FHA, 3.6%, 8/01/2032 (Put Date 8/01/2028)	5,850,000	5,906,091
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	2,405,000	2,554,582
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	967,094
Illinois Toll Highway Authority Senior Rev., “B”, 5%, 1/01/2040	9,000,000	9,003,554
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2025	340,000	342,401
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2025	700,000	704,942
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 3.375%, 12/01/2027	100,000	100,026
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	450,000	452,776
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	465,000	467,791
Monroe & St. Clair Counties, IL, Community Unit School District No. 4, Columbia Debt Certificates, 5.5%, 7/01/2040	2,810,000	2,812,825
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	166,837
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	173,049
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2026	690,000	698,808
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2027	525,000	542,091
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2028	640,000	668,777
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2030	1,000,000	1,067,961
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2032	1,325,000	1,402,387
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2025	325,000	325,991
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2026	250,000	255,674

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Illinois – continued
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2025	$700,000	$702,525
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2027	1,700,000	1,726,251
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,033,895
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2026	125,000	126,097
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2027	120,000	123,687
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2035	250,000	275,253
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2036	225,000	245,350
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “A”, AGM, 5%, 1/01/2037	210,000	226,809
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2035	525,000	569,693
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2036	265,000	284,413
St. Clair County, IL, Cahokia Community Unit School District No. 187, General Obligation, “B”, AGM, 5%, 1/01/2037	225,000	239,187
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	5,365,000	5,607,273
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	381,543
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	936,379
		$218,461,213
Indiana – 1.9%
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	$115,000	$108,043
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 2.52%, 11/15/2026	515,000	498,056
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 4.5%, 6/01/2033	3,425,000	3,442,981
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	270,000	271,859
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	1,655,000	1,626,331
Indiana Finance Authority, Health System Rev. (Indiana University Health), “D-4”, 5%, 10/01/2057 (Put Date 10/01/2035)	10,000,000	10,883,212
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	764,273
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	808,111
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,192,542
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,025,183
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,648,104
Indiana Finance Authority, Senior Living Rev. (Indiana Masonic Home Project), “A”, 4.3%, 5/01/2029	1,180,000	1,197,644
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2026	2,000,000	2,023,900
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2027	2,000,000	2,050,443
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2028	1,750,000	1,811,031
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2029	1,500,000	1,565,063
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2030	1,450,000	1,516,773
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	520,000	543,350
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority Project), “B”, 5%, 1/01/2033	7,535,000	8,138,696
Indianapolis, IN, Local Public Improvement Bond Bank, Convention Center Hotel Rev, “E”, 5%, 3/01/2033	1,000,000	1,052,563
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,235,215
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,563,296
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/01/2034	2,350,000	2,372,261
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	5,000,000	5,091,354
		$53,430,284
Iowa – 0.7%
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	$1,425,000	$1,434,391
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2027	580,000	601,120
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2028	565,000	593,605
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2029	500,000	526,767
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2030	2,000,000	2,104,312
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2030	615,000	647,076
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2031	2,100,000	2,214,560
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2031	675,000	711,823
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2032	3,750,000	3,978,414
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2032	635,000	673,678
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2033	975,000	1,028,377
Iowa Student Loan Liquidity Corp. Rev., “B”, 5%, 12/01/2034	325,000	339,111
Polk County, IA, General Obligation Capital Exempt Facilities, “A”, 5%, 6/01/2032	1,070,000	1,164,719
Polk County, IA, General Obligation Capital Exempt Facilities, “A”, 5%, 6/01/2033	1,220,000	1,327,454

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Iowa – continued
Polk County, IA, General Obligation Capital Exempt Facilities, “A”, 5%, 6/01/2034	$1,925,000	$2,087,750
		$19,433,157
Kansas – 0.7%
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2026	$320,000	$319,677
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2027	330,000	329,248
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2028	300,000	298,216
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2026	1,770,000	1,784,311
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2027	1,865,000	1,907,357
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2028	1,960,000	2,032,835
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2029	2,060,000	2,162,184
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,265,673
Overland Park, KS, Development Corp. Improvement & Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2031	2,270,000	2,364,138
Shawnee County, KS, Multi-Family (Union at Tower District), “A”, 3.75%, 5/01/2059 (Put Date 5/01/2028)	5,000,000	5,043,895
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	1,910,000	1,955,653
		$20,463,187
Kentucky – 2.0%
Boone County, KY, Pollution Control Rev. (Duke Energy Kentucky, Inc. Project), “A”, 3.7%, 8/01/2027	$4,500,000	$4,539,193
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	10,000,000	9,982,342
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2026	225,000	228,793
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	2,100,000	2,064,034
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,019,834
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	2,695,567
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,025,383
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	950,000	962,057
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,074,055
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	1,000,000	1,024,685
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,191,988
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	731,380
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	1,250,000	1,306,036
Kentucky Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.25%, 7/01/2054	9,560,000	10,606,389
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2025	160,000	160,836
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,178,372
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,082,733
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 3.875%, 6/01/2040 (Put Date 9/01/2028)	2,385,000	2,342,290
Trimble County, KY, Environmental Facilities Rev. (Kentucky Utilities Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	945,000	955,478
Trimble County, KY, Environmental Facilities Rev. (Louisville Gas & Electric Co. Project), “A”, 4.7%, 6/01/2054 (Put Date 6/01/2027)	6,075,000	6,142,361
		$54,313,806
Louisiana – 0.4%
Capital Area Finance Authority, LA, Single Family Mortgage Rev., GNMA, 6.5%, 4/01/2054	$4,410,000	$4,926,249
Louisiana Housing Corp., Multi-Family Housing Rev. (Benoit Townhomes Project), HUD Section 8, 3.75%, 8/01/2027 (Put Date 8/01/2026)	2,600,000	2,616,304
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.965%, 10/01/2025	750,000	745,535
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.165%, 10/01/2026	330,000	317,828
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.406%, 10/01/2027	460,000	432,597

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Louisiana – continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.656%, 10/01/2028	$1,285,000	$1,183,836
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	300,000	300,809
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	670,000	701,640
		$11,224,798
Maine – 0.2%
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2025	$330,000	$331,667
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2026	360,000	366,179
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2028	710,000	747,601
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2029	975,000	1,038,087
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5.25%, 12/01/2030	950,000	1,015,598
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2031	500,000	526,704
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2032	600,000	628,780
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2033	600,000	627,694
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2034	600,000	622,170
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 4.75%, 12/01/2035	500,000	501,478
		$6,405,958
Maryland – 0.4%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	$1,000,000	$1,016,812
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028 (n)	350,000	350,560
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 4%, 9/01/2036	160,000	160,134
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	656,221
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2026	495,000	497,763
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2027	430,000	440,390
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2028	300,000	311,926
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2029	290,000	305,274
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2030	285,000	302,536
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2045 (Put Date 7/01/2031)	2,665,000	2,921,271
Montgomery County, MD, Housing Opportunities Commission Multi-Family Rev., “A”, FHA, 3.85%, 7/01/2034	4,000,000	3,977,307
		$10,940,194
Massachusetts – 1.3%
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	$475,000	$480,265
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	612,751
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	535,740
Massachusetts Development Finance Agency Rev. (Brown University), “B”, 5%, 8/15/2055 (Put Date 8/15/2031)	2,230,000	2,392,852
Massachusetts Development Finance Agency Rev. (Caregroup, Inc.), “I”, 5%, 7/01/2027	2,435,000	2,476,654
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	145,000	144,557
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2027	255,000	253,428
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2028	330,000	326,703
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	1,769,397
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,039,165
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2026	1,500,000	1,512,309
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2027	1,000,000	1,023,297
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2028	780,000	804,875
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2029	850,000	878,803
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2025	350,000	351,156
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2026	350,000	358,552
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2026	1,000,000	1,016,490
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2027	1,500,000	1,545,528
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2028	2,000,000	2,087,984
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	4,500,000	4,735,375
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3.625%, 7/01/2038	2,995,000	2,898,451
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 4.25%, 7/01/2044	1,335,000	1,312,673
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	15,000	14,674

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Massachusetts – continued
Massachusetts Housing Finance Agency Rev., “D-3”, FHA, 3.3%, 12/01/2026	$1,000,000	$1,000,140
Massachusetts Housing Finance Agency Rev., “A-3”, 3.05%, 12/01/2027	2,000,000	2,004,950
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2035	3,340,000	3,441,805
		$36,018,574
Michigan – 2.8%
Michigan Finance Authority, Hospital Refunding Rev. (Corewell Health), “B-2”, 5%, 8/15/2055 (Put Date 6/01/2035)	$7,555,000	$8,095,028
Michigan Finance Authority, Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	1,470,000	1,391,642
Michigan Finance Authority, Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	1,850,000	1,746,803
Michigan Finance Authority, Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2030	2,000,000	2,097,902
Michigan Housing Development Authority, Multi-Family Housing Rev. (Clark Road Senior Apartments Project), 4.5%, 12/01/2042 (Put Date 4/01/2026)	7,735,000	7,812,594
Michigan Housing Development Authority, Rental Housing Rev., “A”, 3.7%, 4/01/2030	9,200,000	9,205,582
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	2,865,000	3,031,642
Michigan Strategic Fund (Waste Management, Inc.), 4.125%, 8/01/2027	4,300,000	4,326,428
Michigan Strategic Fund Limited Obligation Rev. (Consumers Energy Company Project), 0.875%, 4/01/2035 (Put Date 10/08/2026)	6,680,000	6,340,870
Michigan Strategic Fund Limited Obligation Rev. (DTE Electric Co. Exempt Facilities Project), “DT”, 3.875%, 6/01/2053 (Put Date 6/03/2030)	10,750,000	10,307,149
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,060,826
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,108,522
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,123,875
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	2,515,000	2,490,239
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2027	1,000,000	1,033,746
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2030	500,000	535,389
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2032	500,000	540,398
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2033	400,000	431,570
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2034	300,000	322,766
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2035	350,000	374,606
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	352,530
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	1,790,324
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	2,901,004
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	2,756,110
		$76,177,545
Minnesota – 0.4%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$235,000	$231,677
Minnesota Housing Finance Agency, Residential Housing, “O”, GNMA, 6%, 7/01/2053	4,630,000	4,989,291
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2025	850,000	853,177
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2026	700,000	712,876
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2027	700,000	723,860
Minnesota Rural Water Finance Authority Rev. (Public Projects), 3.3%, 8/01/2026	3,450,000	3,456,810
		$10,967,691
Mississippi – 0.4%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	$1,960,000	$1,981,679
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2028	380,000	383,050
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2029	355,000	357,668
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2031	380,000	381,560
Jackson, MS, General Obligation Refunding, 5%, 3/01/2026	825,000	830,088
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2028	280,000	284,096
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2025	530,000	531,598
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2027	800,000	831,956
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2028	975,000	1,030,441
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2029	400,000	428,486
Warren County, MS, Gulf Opportunity Zone Refunding Rev. (International Paper Co. Project), “A”, 4.2%, 5/01/2034	2,500,000	2,492,462
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.001%, 1/01/2026	465,000	458,208
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.399%, 1/01/2028	500,000	464,421
		$10,455,713

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Missouri – 0.9%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	$150,000	$150,953
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	1,140,000	1,069,048
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	500,000	459,607
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2026	205,000	204,559
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2028	420,000	418,658
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2030	300,000	296,437
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 6%, 5/01/2056	9,745,000	10,687,297
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “E”, GNMA, 6.5%, 5/01/2054	3,140,000	3,514,906
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	150,000	148,745
Poplar Bluff, MO, Transportation Development District Convertible Transportation Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	1,305,000	1,260,874
Springfield, MO, Public Utility Refunding Rev., 4%, 8/01/2036	5,250,000	5,259,086
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2026	300,000	301,887
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2027	350,000	355,519
		$24,127,576
Montana – 0.4%
Forsyth, MT, Pollution Control Rev. (Avista Corp. Colstrip Project), “A”, 3.875%, 10/01/2032	$6,220,000	$6,203,833
Kalispell, MT, Refunding Rev. (Immanuel Living at Buffalo Hill Project), “B-2”, 4.25%, 5/15/2030	3,845,000	3,861,943
		$10,065,776
Nebraska – 0.5%
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2027	$2,500,000	$2,613,567
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2028	2,000,000	2,125,428
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2029	1,200,000	1,292,240
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2030	2,000,000	2,164,919
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2031	1,400,000	1,516,588
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2032	1,125,000	1,215,878
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2033	1,500,000	1,619,388
Omaha, NE, Airport Authority, Airport Facilities Rev., AGM, 5%, 12/15/2034	1,500,000	1,613,554
		$14,161,562
Nevada – 0.3%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	$1,545,000	$1,575,268
Nevada Housing Division, Multi-Unit Housing Rev. (Carville Park Apartments), HUD Section 8, 5%, 7/01/2028 (Put Date 7/01/2027)	2,235,000	2,322,315
Washoe County, NV, Gas and Water Facilities Rev. (Sierra Pacific Power Company Projects), “C”, 3.625%, 3/01/2036 (Put Date 10/01/2029)	1,000,000	997,435
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “C”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	860,000	859,437
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Projects), “F”, 4.125%, 3/01/2036 (Put Date 10/01/2029)	1,275,000	1,274,165
		$7,028,620
New Hampshire – 1.6%
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	$15,025,000	$14,879,244
National Finance Authority, NH, Lease Rent Rev. (Centurion Foundation West Main Street LLC), “A”, 5%, 5/15/2034	8,450,000	8,392,989
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	905,000	902,980
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Foundation West Main Street LLC), “B”, 8.33%, 5/15/2034	605,000	614,949
National Finance Authority, NH, Pollution Control Refunding Rev. (New York State Electric & Gas Corp. Project), “A”, 4%, 12/01/2028	5,775,000	5,849,195
National Finance Authority, NH, Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	495,000	493,972
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2026	265,000	264,910
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2028	580,000	580,441
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2029	300,000	299,898

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Hampshire – continued
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2030	$280,000	$279,079
National Finance Authority, NH, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2031	295,000	291,674
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	670,000	682,420
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2028	550,000	576,908
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2032	550,000	583,602
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 5%, 11/01/2033	175,000	184,637
New Hampshire Health & Education Facilities Authority, Education Loan Rev. (Granite Edvance Corp. Issue), “B”, 4%, 11/01/2044	1,765,000	1,598,056
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Rev., “C”, GNMA, 6.25%, 1/01/2055	7,360,000	8,005,718
		$44,480,672
New Jersey – 3.6%
Camden County, NJ, Improvement Authority, Multi-Family Housing Rev. (Northgate I Apartments Project), 5%, 3/01/2027 (Put Date 3/01/2026)	$3,625,000	$3,667,085
Hudson County, NJ, Redevelopment Agency Rev. (Bayfront Redevelopment Project), 4.5%, 12/11/2025	3,500,000	3,517,359
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2026	1,000,000	1,017,742
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2033	1,500,000	1,638,619
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2034	1,040,000	1,123,579
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2026	2,000,000	2,042,961
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2027	1,500,000	1,568,082
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2028	3,000,000	3,124,870
New Jersey Economic Development Authority Rev. (School Facilities Construction), Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	6,855,000	6,608,188
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 3.75%, 11/01/2034 (Put Date 6/01/2028)	2,350,000	2,345,861
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,135,000	1,120,899
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,422,265
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”1B“, 5%, 12/01/2034	3,670,000	3,809,428
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”2“, 5%, 12/01/2056	7,000,000	7,093,802
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”3“, 5%, 12/01/2031 (w)	1,500,000	1,569,837
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”3“, 5%, 12/01/2032 (w)	1,500,000	1,560,744
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”3“, 5%, 12/01/2033 (w)	1,550,000	1,626,376
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”3“, 5%, 12/01/2034 (w)	1,550,000	1,590,715
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2025	415,000	417,735
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2026	335,000	341,846
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2031	1,200,000	1,279,281
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	4,820,000	4,752,779
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	2,600,000	2,614,438
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	850,000	855,602
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	2,300,000	2,347,004
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	1,430,000	1,459,224
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2027	1,550,000	1,607,854
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,000,000	1,045,167
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	5,000,000	5,225,835
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2031	3,800,000	4,051,056
New Jersey Housing & Mortgage Finance Agency, Multi-Family Conduit Rev. (New Irvine Taylor Apartments Project), “C”, HUD Section 8, 3.67%, 2/01/2026	3,165,000	3,176,156
New Jersey Housing & Mortgage Finance Agency, Multi-Family Rev., “B”, HUD Section 8, 3.375%, 11/01/2027	2,760,000	2,775,124
New Jersey Housing & Mortgage Finance Agency, Multi-Family Rev., “E-2”, 3.375%, 11/01/2027	5,500,000	5,519,435
New Jersey Transportation Trust Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,047,436
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2026	1,815,000	1,747,285
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	3,485,000	3,162,731
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,466,013
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	2,600,000	2,432,928

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New Jersey – continued
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	$1,850,000	$1,862,442
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	1,773,230
		$98,409,013
New Mexico – 1.1%
Clayton, NM, Jail Project Improvement Rev., NPFG, 5%, 11/01/2029	$1,000,000	$1,005,755
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “D”, 3.9%, 6/01/2040 (Put Date 6/01/2028)	7,000,000	7,085,942
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2025	150,000	150,106
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2026	300,000	306,171
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2028	175,000	185,308
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2030	450,000	488,449
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2031	300,000	322,907
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2032	350,000	374,315
New Mexico Finance Authority, Rev. (Senior Lien Public Project), “A-2”, 5%, 6/01/2032	750,000	762,109
New Mexico Finance Authority, Rev. (Senior Lien Public Project), “A-2”, 5%, 6/01/2033	775,000	786,870
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2026	1,000,000	1,014,364
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Mountain View II & III Apartments Project), HUD Section 8, 5%, 2/01/2042 (Put Date 9/01/2025)	1,500,000	1,505,771
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Santa Fe Apartments & Sangre De Cristo Project), HUD Section 8, 3.73%, 2/01/2042 (Put Date 12/01/2025)	5,100,000	5,107,276
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, “E”, GNMA, 6.25%, 9/01/2053	4,820,000	5,272,950
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A”, GNMA, 5.75%, 3/01/2056	5,645,000	6,174,747
		$30,543,040
New York – 5.1%
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 3.4%, 7/01/2027	$125,000	$124,613
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	700,000	730,259
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2031	375,000	403,184
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2032	600,000	646,518
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2033	600,000	646,082
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2034	610,000	655,118
New York Dormitory Authority, Pace University Rev., “A”, 5.25%, 5/01/2035	750,000	799,438
New York Dormitory Authority, Personal Income Tax Rev. (General Purpose), 5.25%, 3/15/2039	3,070,000	3,164,768
New York Energy Research & Development Authority, Pollution Control Rev. (New York State Electric & Gas Corp. Project), “C”, 4%, 4/01/2034 (Put Date 4/01/2034)	6,800,000	6,793,541
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	800,000	798,185
New York Housing Finance Agency Affordable Housing Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	17,950,000	17,788,972
New York Housing Finance Agency Affordable Housing Rev., “A-2”, HUD Section 8, 3.75%, 11/01/2062 (Put Date 11/01/2029)	3,000,000	3,019,832
New York Housing Finance Agency Affordable Housing Rev., “G-2”, HUD Section 8, 3.45%, 5/01/2062 (Put Date 5/01/2027)	805,000	805,081
New York Housing Finance Agency Personal Income Tax Rev., “A-2”, 3.45%, 6/15/2054 (Put Date 12/15/2030)	2,445,000	2,463,383
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2025	2,030,000	2,036,403
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2026	2,065,000	2,089,342
New York Mortgage Agency Homeowner Mortgage Rev., “4th-9th”, 3.25%, 10/01/2028	1,985,000	1,985,018
New York State Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp. Project), “B”, 4%, 5/15/2032	11,685,000	11,722,917
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2028	3,965,000	4,079,727
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2026	8,635,000	8,847,943
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2025	1,100,000	1,106,476
New York Urban Development Corp., Personal Income Tax Rev., “A”, 5%, 3/15/2035	10,000,000	10,109,681
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Green Bonds), “A-2”, 3.25%, 11/01/2064 (Put Date 7/02/2029)	5,000,000	5,022,976
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Green Bonds), “B-2”, 3.95%, 11/01/2064 (Put Date 7/02/2029)	5,000,000	5,104,449

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
New York – continued
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	$6,940,000	$6,940,766
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1%, 11/01/2025	1,450,000	1,443,253
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.1%, 5/01/2026	3,305,000	3,237,328
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.15%, 11/01/2026	1,290,000	1,245,424
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,638,792
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	1,425,000	1,437,042
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	1,008,453
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	175,000	176,471
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	1,755,000	1,832,994
Port Authority of NY & NJ (246th Series), 5%, 9/01/2028	5,000,000	5,312,885
Port Authority of NY & NJ (246th Series), 5%, 9/01/2031	10,000,000	10,946,858
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.7%, 9/01/2025	110,000	109,695
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.95%, 9/01/2026	140,000	135,576
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 2.2%, 9/01/2027	135,000	127,671
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2026	250,000	252,675
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,021,358
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,536,036
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-2”, 2%, 5/15/2045 (Put Date 5/15/2026)	10,000,000	9,898,809
		$140,245,992
North Carolina – 1.2%
Cumberland County, NC, Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Rev. (Project Aero), 3.75%, 12/01/2027 (Put Date 11/01/2025)	$635,000	$635,122
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2034	1,500,000	1,605,197
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2035	1,000,000	1,060,471
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2036	700,000	735,573
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2027	750,000	776,159
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2028	725,000	764,178
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2029	900,000	962,406
Greater Asheville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2031	1,370,000	1,479,962
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2027	1,250,000	1,289,163
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2031	3,250,000	3,519,676
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2032	3,250,000	3,526,522
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5.5%, 6/01/2033	3,250,000	3,519,254
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	725,000	734,343
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2028	2,175,000	2,284,936
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2030	1,500,000	1,618,954
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2026	440,000	442,530
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2027	460,000	467,568
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2028	365,000	375,067
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2029	760,000	762,799
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2030	790,000	791,010
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2031	820,000	816,092
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2026	245,000	246,409
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2027	290,000	294,771
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	185,000	190,102

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
North Carolina – continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 4%, 10/01/2027	$600,000	$603,173
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B1”, 4.25%, 10/01/2028	285,000	285,152
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes Project), “B-2”, 3.75%, 10/01/2028	525,000	525,204
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,513,349
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,015,909
Raleigh-Durham, NC, Airport Authority Rev., “C”, 5%, 5/01/2030	1,000,000	1,027,571
		$33,868,622
North Dakota – 0.1%
Horace, ND, Temporary Refunding Improvement, “B”, 4.85%, 8/01/2026	$2,340,000	$2,340,948
Ohio – 2.7%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2026	$530,000	$542,640
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2028	240,000	253,000
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,027,073
Columbus, OH, Metropolitan Housing Authority Affordable Housing Rev. (Cobblestone Manor Project), 5%, 8/01/2027	1,930,000	1,965,157
Columbus, OH, Metropolitan Housing Authority, General Rev. (Orchards Project & Eden Park Project), 4%, 12/01/2034	2,695,000	2,677,664
Columbus, OH, Metropolitan Housing Authority, General Rev. (Waldren Woods Project), 4%, 6/01/2034	2,755,000	2,683,867
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2033	4,300,000	4,632,968
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2034	3,120,000	3,356,555
Columbus, OH, Regional Airport Authority Rev. (John Glenn Columbus International Airport), “A”, AGM, 5%, 1/01/2035	2,695,000	2,883,275
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2026	2,000,000	2,016,409
Cuyahoga County, OH, Hospital Rev. (MetroHealth System), 5%, 2/15/2027	2,150,000	2,204,909
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Wade Park Apartments), 4.75%, 12/01/2027 (Put Date 12/01/2025)	2,800,000	2,815,138
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2027	680,000	691,742
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2028	820,000	843,150
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2029	860,000	892,472
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2030	905,000	946,817
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2031	950,000	994,669
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2032	995,000	1,041,454
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5%, 1/01/2033	1,045,000	1,093,702
Lorain, OH, General Obligation, BAM, 4%, 12/01/2025	815,000	818,212
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2026	500,000	508,989
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2027	580,000	599,883
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2028	1,455,000	1,525,897
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2030	1,000,000	1,068,104
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2031	1,000,000	1,071,575
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2032	900,000	944,558
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2033	800,000	834,126
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 5%, 8/01/2034	1,000,000	1,041,450
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2026	200,000	204,357
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2028	120,000	125,963
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2030	135,000	143,504
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,895,000	2,936,480

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Ohio – continued
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	$3,430,000	$3,478,691
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	305,000	305,636
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2027	555,000	564,490
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	5,000,000	4,878,705
Ohio Housing Finance Agency, Multi-Family Housing Rev. (Thornwood Commons), HUD Section 8, 5%, 12/01/2026 (Put Date 12/01/2025)	2,460,000	2,475,813
Ohio Housing Finance Agency, Multi-Family Tax-Exempt Mortgage (MacArthur Park Apartments Project), “A”, FNMA, 4.5%, 5/01/2039	7,251,463	7,395,724
Ohio Housing Finance Agency, Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	4,800,000	5,080,769
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2026	140,000	142,804
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2027	420,000	434,341
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2028	370,000	387,568
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2029	825,000	872,853
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2031	475,000	501,782
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2032	290,000	304,426
		$74,209,361
Oklahoma – 0.3%
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “D”, GNMA, 6.5%, 9/01/2054	$2,170,000	$2,424,027
Oklahoma Turnpike Authority, Turnpike System Refunding Second Senior Rev., “B”, 5%, 1/01/2032 (w)	1,650,000	1,806,284
Oklahoma Turnpike Authority, Turnpike System Refunding Second Senior Rev., “B”, 5%, 1/01/2037 (w)	2,075,000	2,264,789
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	800,000	800,875
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	503,724
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2026	300,000	302,525
		$8,102,224
Oregon – 0.4%
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2025	$225,000	$225,501
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2026	150,000	152,440
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2027	125,000	129,213
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2028	150,000	156,946
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2029	300,000	316,647
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2030	300,000	318,436
Oregon Facilities Authority, Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	7,850,000	7,952,776
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2027	425,000	437,522
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2029	400,000	420,882
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2030	300,000	317,027
		$10,427,390
Pennsylvania – 6.6%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “B-2”, 3.6%, 6/01/2029	$1,500,000	$1,490,104
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2031	3,000,000	3,237,480
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2032	6,195,000	6,686,255
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5%, 1/01/2033	3,230,000	3,490,956
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	2,750,000	2,786,564
Allentown, PA, City School District General Obligation, BAM, 5%, 2/01/2026	4,155,000	4,199,746
Allentown, PA, City School District General Obligation, “B”, BAM, 5%, 6/01/2036	1,310,000	1,325,890
Allentown, PA, Neighborhood Improvement Zone, Development Authority Tax Refunding Rev., 5%, 5/01/2026	490,000	494,269
Altoona, PA, Area School District, Taxable, AGM, 1.005%, 12/01/2025	900,000	889,503
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	1,157,000	1,208,283
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	9,312,000	8,433,147
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	4,654,074	3,346,706
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	1,515,000	1,538,859

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2025	$360,000	$356,913
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2026	755,000	730,185
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2027	795,000	750,748
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2028	830,000	766,070
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2029	865,000	779,549
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	450,000	396,041
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	225,000	227,579
Delaware Valley, PA, Regional Finance Authority, “A”, 2%, 10/01/2029	4,550,000	4,240,764
Doylestown, PA, Hospital Authority Rev., 5%, 7/01/2031	1,400,000	1,477,331
Lackawanna County, PA, General Obligation, BAM, 4%, 9/15/2035	1,465,000	1,476,487
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2026	150,000	147,567
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2025	630,000	632,230
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2031	500,000	509,205
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2025	525,000	525,538
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2025	500,000	500,327
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	416,829
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2029	525,000	521,059
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	115,000	116,639
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	445,108
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2028	585,000	613,207
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2031	500,000	542,624
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5%, 2/01/2032	825,000	899,532
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “A”, AGM, 2%, 3/01/2029	1,135,000	1,076,144
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.229%, 3/01/2026	1,250,000	1,226,779
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.47%, 3/01/2027	1,000,000	954,667
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,080,655
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,448,529
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	2,355,000	2,511,984
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's University Health Network Project), 5%, 8/15/2034	10,450,000	11,295,674
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2030	1,600,000	1,621,085
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2033	1,750,000	1,744,277
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	2,300,000	2,281,485
Pennsylvania Economic Development Financing Authority Rev., Private Activity Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2029	1,805,000	1,823,562
Pennsylvania Economic Development Financing Authority, (UPMC) Rev., “A”, 5%, 3/15/2060 (Put Date 3/15/2035)	11,485,000	11,950,826
Pennsylvania Economic Development Financing Authority, Junior Insured Parking Rev. (Capital Region Parking System), “C”, AGM, 5%, 1/01/2026	915,000	922,799
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2031	10,825,000	11,580,687
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	5,500,000	5,521,796
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.1%, 8/01/2045 (Put Date 8/01/2025)	3,455,000	3,455,000
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A-2”, 4.6%, 10/01/2046 (Put Date 10/01/2026)	5,000,000	5,017,041
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2029	1,550,000	1,631,371
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2030	2,365,000	2,496,279
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2031	2,315,000	2,433,653
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2031	1,000,000	1,052,317
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2032	2,000,000	2,107,365
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2032	1,100,000	1,161,064
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 5%, 6/01/2033	1,244,000	1,306,831
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	2,050,000	2,072,810
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	475,000	480,285
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	2,700,000	2,761,826

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Pennsylvania – continued
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	$350,000	$358,015
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2028	550,000	567,685
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	230,000	240,394
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	3,590,000	3,758,777
Pennsylvania Housing Finance Agency, Multi-Family Housing Development (Cambridge Square), “B”, FNMA, 5%, 11/01/2026 (Put Date 11/01/2025)	500,000	502,388
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	1,835,000	1,840,568
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2025	750,000	752,734
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2026	740,000	760,256
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2025	1,090,000	1,092,591
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2026	1,105,000	1,115,833
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2026	2,250,000	2,286,865
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2027	2,285,000	2,348,213
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,487,034
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2037	7,385,000	7,428,305
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	230,000	235,443
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	651,053
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	1,930,701
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2036	2,250,000	2,458,499
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2037	4,030,000	4,360,273
Philadelphia, PA, School District, “A”, 5.25%, 9/01/2038	1,295,000	1,386,971
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,126,401
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	515,447
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	150,000	149,138
		$182,569,669
Puerto Rico – 1.6%
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	$14,750,000	$15,615,388
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	1,521,000	1,651,212
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	25,000	24,999
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	625,000	626,543
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	1,575,000	1,592,370
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	207,000	206,988
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	15,340,000	13,349,525
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	16,249,000	11,752,378
		$44,819,403
Rhode Island – 2.1%
Rhode Island Health and Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	$5,000,000	$5,066,257
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development (Green Bonds), “1-A”, 3.35%, 10/01/2055 (Put Date 10/01/2027)	2,550,000	2,556,839
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development (Green Bonds), “1-B”, 3.3%, 4/01/2028	5,000,000	5,020,044
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2025	600,000	603,994
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2026	875,000	893,801
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2028	800,000	837,416
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2029	1,825,000	1,923,447
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2030	1,900,000	2,008,468
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2031	1,960,000	2,074,790
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2031	3,350,000	3,546,196
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2032	1,900,000	2,005,850
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2032	2,125,000	2,243,384
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	3,300,000	3,464,095
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2028	500,000	524,349
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2029	1,000,000	1,053,943
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2030	1,500,000	1,585,633
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2031	2,000,000	2,117,132

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Rhode Island – continued
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 5%, 12/01/2032	$900,000	$950,139
Rhode Island Student Loan Authority, Education Loan Rev., “B”, 4.125%, 12/01/2043	1,775,000	1,597,908
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2033	760,000	797,792
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	3,910,000	3,691,063
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 4%, 12/01/2025	2,005,000	2,006,626
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	968,418
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	827,129
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,044,207
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	700,000	653,377
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2025	1,000,000	1,007,060
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2026	1,125,000	1,150,505
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2027	2,130,000	2,205,136
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2028	1,185,000	1,240,422
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2029	1,250,000	1,313,335
		$56,978,755
South Carolina – 0.9%
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	$8,700,000	$9,351,638
South Carolina Jobs & Economic Development Authority, Economic Development Rev. (Foothill Affordable Housing Foundation - Paddock Club and Fairway Projects), FHLMC, 4%, 3/01/2062 (Put Date 3/01/2035)	860,000	829,352
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038 (Prerefunded 2/01/2026)	335,000	338,773
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Anderson Area Medical Center, Inc.), 5%, 2/01/2038	1,345,000	1,345,626
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 11/01/2049 (Put Date 11/01/2032)	3,440,000	3,725,706
South Carolina Jobs & Economic Development Authority, Solid Waste Disposal Rev. (Enerra South Carolina Project), 3.7%, 12/15/2027 (Put Date 12/01/2026)	2,145,000	2,146,251
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.468%, 12/01/2025	6,850,000	6,800,520
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,509,586
		$26,047,452
South Dakota – 0.3%
South Dakota Housing Development Authority, Homeownership Mortgage Rev., “A”, GNMA, 6.5%, 11/01/2055	$6,250,000	$7,070,286
Tennessee – 2.4%
Chattanooga, TN, Health, Educational & Housing Facility Board, Multi-Family Housing (Shallowford Project), 3.8%, 12/01/2029 (Put Date 12/01/2026)	$2,000,000	$2,019,115
Knox County, TN, Health, Educational & Housing Facility Board Rev. (East Tennessee Children's Hospital), 5%, 11/15/2029	1,175,000	1,254,047
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	271,246
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	510,958
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	497,624
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,479,694
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	6,970,000	7,198,299
Knox County, TN, Health, Educational & Housing Facility Board, Multi-Family Housing Rev. (Westview Towers Project), 3.95%, 12/01/2027 (Put Date 12/01/2025)	930,000	932,122
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2026	175,000	178,109
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 7/01/2032	1,250,000	1,376,873
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2031	1,170,000	1,127,331
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2025	575,000	578,421
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2026	725,000	742,096
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 12/01/2027	750,000	783,311
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	15,915,000	16,586,604
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 4%, 11/01/2049	10,000,000	10,012,494
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	19,000,000	19,577,095
		$65,125,439

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – 8.2%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	$575,000	$574,080
Arlington, TX, Housing Finance Corp. Multi-Family Housing Rev. (6900 Matlock Road Project), 4.5%, 4/01/2041 (Put Date 4/01/2027)	5,000,000	5,050,069
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2032	1,155,000	1,161,877
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	1,000,000	1,002,167
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.082%, 8/15/2025	720,000	719,075
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.272%, 8/15/2026	315,000	305,260
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	940,000	949,818
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	1,005,000	1,015,497
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	825,385
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	739,105
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,340,000	1,394,931
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	520,069
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,440,000	1,512,929
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2030	2,195,000	2,367,424
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2031	3,875,000	4,206,009
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2032	5,000,000	5,447,401
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5.5%, 4/01/2033	2,500,000	2,721,198
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 4%, 4/01/2045	3,175,000	2,691,232
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1-A”, 5%, 4/01/2033	7,000,000	7,400,900
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1-A”, 5%, 4/01/2034	6,065,000	6,357,576
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.974%, 4/01/2026	375,000	368,247
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2026	1,000,000	1,009,070
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,009,302
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Redwood Apartments), 3.65%, 1/01/2041 (Put Date 1/01/2026)	1,125,000	1,125,224
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 5%, 8/15/2027	1,350,000	1,407,791
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2025	490,000	490,394
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	2,755,000	2,755,090
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	3,445,000	3,445,735
EP Cimarron Ventanas, TX, Residential Development Rev. (Home Essential Function Housing Program), 4.25%, 12/01/2034	6,900,000	6,821,998
EP Tuscany Zaragosa PFC, TX, Residential Development Rev. (Home Essential Function Housing Program), 4%, 12/01/2033	15,000,000	14,750,074
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2037	1,905,000	2,042,515
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 5%, 2/15/2038	1,430,000	1,519,132
Galveston, TX, Wharves & Terminal Rev., 5.25%, 8/01/2032	380,000	409,213
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2026	500,000	508,886
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2027	500,000	517,014
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2029	965,000	1,026,410
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2030	1,015,000	1,088,029
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2031	1,070,000	1,149,015
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2026	485,000	492,533
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2027	450,000	462,192
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2028	525,000	545,262
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2029	350,000	366,905
Galveston, TX, Wharves and Terminal, First Lien Rev., “A”, 5%, 8/01/2030	500,000	527,040
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2025	265,000	264,948
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2026	530,000	524,910
Houston, TX, Airport System Refunding Rev., Subordinate Lien, “A”, 5.25%, 7/01/2036 (w)	2,250,000	2,428,583
Houston, TX, Airport System Rev., Subordinate Lien, “A”, AGM, 5%, 7/01/2034	10,450,000	11,160,902
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,060,143
Houston, TX, Airport System Special Facilities Refunding Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	355,000	356,382
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.5%, 7/15/2035	7,120,000	7,525,391
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B”, 5.5%, 7/15/2038	665,000	686,519
Houston, TX, Airport System Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	490,000	491,950

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2025	$230,000	$230,246
Houston, TX, Housing Finance Corp., Multi-Family Housing Rev. (Cordova Apartments), 3.65%, 2/01/2048 (Put Date 2/01/2028)	3,700,000	3,732,447
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,122,391
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	501,588
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	355,499
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2025	130,000	130,045
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	150,000	151,666
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	232,322
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	285,928
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	185,000	191,489
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), 4.25%, 5/01/2030	6,875,000	7,116,444
Matagorda County, TX, Navigation District No. 1, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	2,888,395
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Graphic Packaging International, LLC Project), 5%, 12/01/2064 (Put Date 6/01/2030)	2,480,000	2,518,354
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 4%, 6/01/2054 (Put Date 6/01/2034)	5,455,000	5,218,362
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Bella Vida Forefront Living Project), “B-3”, 4.25%, 10/01/2030	2,230,000	2,234,232
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2025	390,000	391,286
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2026	285,000	289,701
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2027	350,000	360,667
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2028	440,000	459,100
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2029	575,000	605,632
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2030	805,000	851,985
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2031	635,000	673,042
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2032	665,000	707,124
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2033	700,000	742,323
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “1A”, 5%, 6/01/2028	550,000	574,759
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “1A”, 5%, 6/01/2030	1,650,000	1,736,369
North Texas Higher Education Authority, Inc., Tax-Exempt Education Loan Rev., “1A”, 5%, 6/01/2031	1,900,000	1,998,392
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 1.875%, 1/01/2026 (n)	850,000	841,842
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2026	1,690,000	1,723,880
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	1,870,000	1,940,175
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	597,151
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2026	1,250,000	1,275,060
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	2,853,199
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 5%, 7/01/2053 (Put Date 7/01/2032)	3,895,000	4,211,726
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “F”, 5%, 11/15/2052 (Put Date 11/15/2030)	4,750,000	5,136,250
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	1,675,000	1,676,446
Tarrant County, TX, Housing Finance Corporation, Multi-Family Housing Rev. (Wildwood Branch), 3.6%, 2/01/2043 (Put Date 2/01/2028)	7,000,000	7,066,867
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2025	140,000	140,000
Texas Affordable Housing Corp., Multi-Family Rev. (Eden Court Apartments Project), Texas PSF, 5%, 4/01/2043 (Put Date 4/01/2026)	2,100,000	2,103,510
Texas Department of Housing & Community Affairs, Multi-Family Housing Rev. (Aspen Park), 5%, 3/01/2041 (Put Date 3/01/2026)	4,000,000	4,015,838
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Rev., “C”, FLR, 3.713% (SOFR - 3mo. + 0.86%), 9/15/2027	3,190,000	3,195,171
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	9,885,000	10,487,954
Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	11,345,000	12,319,570
Texas Municipal Gas Acquisition & Supply Corp. V, Gas Supply Rev., 5%, 1/01/2055 (Put Date 1/01/2034)	6,000,000	6,314,699
Texas Public Finance Authority Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	395,000	399,378
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	122,159
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	435,902
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	4,665,000	4,681,602

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Texas – continued
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2025	$590,000	$589,503
		$225,726,471
U.S. Virgin Islands – 0.1%
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$2,670,000	$2,673,328
Utah – 1.3%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	$1,200,000	$1,221,539
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	5,300,340
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2033 (w)	8,635,000	9,357,863
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2034 (w)	7,255,000	7,833,928
Utah Downtown Revitalization, Public Infrastructure District Sales Tax Rev. (SEG Redevelopment Project), “C”, 5%, 7/15/2035	1,794,000	1,797,828
Utah Housing Corp., Multi-Family Housing Rev. (Silos on 500), 3.7%, 8/01/2043 (Put Date 8/01/2027)	2,000,000	2,013,168
Utah Housing Corp., Single Family Mortgage Rev., “A”, GNMA, 6.5%, 1/01/2054	1,810,000	1,985,221
Utah Housing Corp., Single Family Mortgage Rev., “C”, GNMA, 6.5%, 7/01/2055	6,510,000	7,399,562
		$36,909,449
Vermont – 0.9%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	$1,470,000	$1,490,596
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	775,000	785,859
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	140,000	141,962
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	784,522
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,025,780
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,025,780
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	425,000	435,957
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,657,393
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,735,000	1,797,235
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	525,000	543,832
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	1,700,323
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,450,000	1,503,334
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,000,000	1,048,424
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,129,423
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,300,000	1,354,453
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2029	450,000	477,185
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,500,000	1,569,247
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2030	690,000	736,045
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2031	1,600,000	1,669,181
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2031	700,000	749,081
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2032	550,000	588,674
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5.25%, 6/15/2033	700,000	742,975
		$23,957,261
Virginia – 1.3%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$235,000	$226,157
Chesapeake, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 2/01/2032 (Put Date 10/01/2027)	3,215,000	3,262,459
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “A”, 3.65%, 11/01/2035 (Put Date 10/01/2027)	915,000	928,507
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	2,340,000	2,330,833
Virginia Beach, VA, Development Authority, Residential Care Facility Refunding Rev. (Westminster - Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	97,734
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “B-3”, 5.375%, 9/01/2029	10,250,000	10,355,557
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2026	400,000	404,558
Virginia Housing Development Authority, Rental Housing, “A”, 3.25%, 3/01/2029	525,000	525,219
Virginia Housing Development Authority, Rental Housing, “A”, 3.25%, 9/01/2029	1,750,000	1,752,465

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Virginia – continued
Virginia Housing Development Authority, Rental Housing, “A”, 3.65%, 3/01/2029	$7,420,000	$7,430,291
Wise County, VA, Industrial Development Authority, Solid Waste & Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 0.75%, 10/01/2040 (Put Date 9/02/2025)	2,700,000	2,691,089
York, VA, Economic Development Authority, Pollution Control Rev. (Virginia Electric and Power Company Project), “A”, 3.65%, 5/01/2033 (Put Date 10/01/2027)	6,390,000	6,484,329
		$36,489,198
Washington – 2.5%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	$3,275,000	$3,278,209
King County, WA, Affordable Housing Rev., “A-1”, HUD Section 8, 5%, 1/01/2028	5,850,000	5,898,464
King County, WA, Affordable Housing Rev., “A-2”, HUD Section 8, 5%, 1/01/2028	2,860,000	2,939,701
Klickitat County, WA, Electric System Rev. (Washington Public Utility District No. 1), AGM, 5%, 12/01/2032	1,500,000	1,660,632
Klickitat County, WA, Electric System Rev. (Washington Public Utility District No. 1), AGM, 5%, 12/01/2033	1,350,000	1,491,859
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2025	3,800,000	3,800,000
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2026	2,230,000	2,275,621
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	3,070,000	3,001,264
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,040,287
Seattle, WA, Port Rev., 5%, 4/01/2030	9,685,000	10,231,955
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	3,675,160
Vancouver, WA, Housing Authority Rev. (Navalia and Alena Projects), 4%, 8/01/2034	12,065,000	11,613,876
Washington Health Care Facilities Authority Rev. (MultiCare Health System), “C2”, AGM, 5%, 8/15/2055 (Put Date 8/15/2032)	10,000,000	10,794,579
Washington Higher Education Facilities Authority Refunding Rev. (Gonzaga University Project), 4%, 4/01/2041	5,000,000	4,549,134
Washington State Housing Finance Commission, Multi-Family Rev. (Mill at First Hill Apartments Project), FNMA, 4.15%, 7/01/2034	1,470,000	1,475,621
		$69,726,362
West Virginia – 1.2%
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2026	$405,000	$409,748
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2027	505,000	517,219
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2028	530,000	548,453
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2029	360,000	375,695
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2030	350,000	367,796
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2031	725,000	761,290
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2032	400,000	419,222
Ohio County, WV, County Commission Tax increment Rev. (Highlands Project), 5%, 6/01/2033	400,000	416,881
West Virginia Economic Development Authority, Lease Refunding Rev. (State Office Building), “B”, 3.625%, 10/01/2025	415,000	415,275
West Virginia Economic Development Authority, Lease Rev. (Department of Environmental Protection Office Building), “B”, 3.375%, 11/01/2025	830,000	830,392
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	7,535,000	7,448,169
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	1,915,000	1,895,893
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	4,520,000	4,509,410
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Commercial Metals Co. Project), 4.625%, 4/15/2055 (Put Date 5/15/2032)	2,010,000	1,958,526
West Virginia Hospital Finance Authority Rev. (West Virginia University Health System Obligated Group), “B”, 5%, 6/01/2055 (Put Date 6/01/2033)	10,500,000	11,179,350
		$32,053,319
Wisconsin – 2.3%
Deerfield, WI, Community School District, Bond Anticipation Notes, 4%, 3/01/2030	$14,500,000	$14,732,013
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2028	265,000	240,895
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2029	365,000	320,788
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2030	550,000	464,725
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2028	1,055,000	959,034
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2029	1,050,000	922,814
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2030	1,095,000	925,224

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Wisconsin – continued
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	$5,000,000	$4,650,291
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “B-2”, 5%, 2/15/2051 (Put Date 2/15/2027)	4,000,000	4,101,436
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.5%, 3/15/2033	505,000	511,659
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2026	345,000	344,755
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2027	360,000	359,623
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2028	375,000	374,686
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2029	390,000	389,744
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	4,340,000	4,327,309
Wisconsin Housing & Economic Development Authority Housing Rev., “E”, HUD Section 8, 3.875%, 11/01/2054 (Put Date 5/01/2027)	1,980,000	1,983,915
Wisconsin Housing & Economic Development Authority, Multi-Family Housing (Intersect Project), “I”, 5%, 11/01/2058 (Put Date 2/01/2027)	3,250,000	3,349,152
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 4.25%, 6/15/2027	340,000	342,719
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2026	325,000	330,793
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2027	450,000	467,199
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2028	725,000	766,941
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2029	900,000	969,342
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2027	200,000	201,064
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2028	255,000	257,085
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2029	325,000	327,583
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.875%, 4/01/2045	2,315,000	2,238,131
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	425,000	425,386
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	3,735,000	3,613,612
Wisconsin Public Finance Authority, Multi-Family Affordable Housing Certificates, “1-A”, FHLMC, 4.1%, 9/25/2039 (n)	6,365,000	5,931,292
Wisconsin Public Finance Authority, Multi-Family Housing Rev. (Foothill Affordable Housing Foundation-Elliot Baymeadows Apartments Project), FNMA, 4.5%, 7/01/2067 (Put Date 7/01/2035)	7,180,000	7,174,405
		$62,003,615
Wyoming – 0.0%
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2025	$380,000	$382,355
Total Municipal Bonds		$2,645,910,642
Bonds – 0.3%
Transportation - Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	$7,427,000	$7,168,319
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	1,573,000	1,338,829
Total Bonds		$8,507,148
Other Municipal Bonds – 0.2%
Multi-Family Housing Revenue – 0.2%
Freddie Mac, 4.519%, 8/25/2041	$5,719,384	$5,785,495
Mutual Funds (h) – 4.0%
Money Market Funds – 4.0%
MFS Institutional Money Market Portfolio, 4.35% (v)	110,980,957	$110,980,958

Other Assets, Less Liabilities – (0.6)%		(16,055,119)
Net Assets – 100.0%		$2,755,129,124

(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $110,980,958 and
$2,660,203,285, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $30,950,656, representing 1.1% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
VRDN
Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,651,696,137	$—	$2,651,696,137
U.S. Corporate Bonds	—	8,507,148	—	8,507,148
Investment Companies	110,980,958	—	—	110,980,958
Total	$110,980,958	$2,660,203,285	$—	$2,771,184,243
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended July 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$43,474,178	$249,101,382	$181,591,525	$(3,613)	$536	$110,980,958

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$840,744	$—